Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands	Jun. 01, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use	R$ 11,400	R$ 44,459,122	R$ 44,012,858	R$ 39,744,201	R$ 39,320,871
Program contracts commitments, current		20,986	21,969
Program contracts commitments, noncurrent		R$ 12,139	R$ 12,047
Amortization average rate		5.10%	5.00%
Agreements in force recorded in contract asset		R$ 182,365	R$ 183,876
Agreements in force recorded in intangible assets		2,209,196	R$ 2,191,361
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use		51,692			54,356
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use		R$ 165,104			R$ 168,216